Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	OCM Mutual Fund
Entity Central Index Key	0000745338
Document Period End Date	May 31, 2024
C000014470 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Investor Class
Trading Symbol	OCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Investor Class/OCMGX)	$136	2.48%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the six-month fiscal period ending May 31, 2024, the OCM Gold Fund’s Investor Class gained 19.88% (14.50% after maximum sales load) compared to a 22.79% increase in the Philadelphia Gold and Silver Index (“XAU”) and a 16.35% gain for the S&P 500 Index. The price of gold bullion closed the six-month fiscal period at $2,345.80 based on the London PM Fix up 13.48% for the six-month fiscal period ending May 31, 2024. The OCM Gold Fund’s investment strategy is to invest across all market capitalization sectors of the gold and silver mining industry, including major, intermediate, and junior producers along with exploration and development companies. This strategy has led to the Fund’s outperformance of the XAU over longer periods but fell slightly short over the six-month fiscal period ending May 31, 2024.
TOP PERFORMANCE CONTRIBUTORS
Aya Gold & Silver, Inc. | Aya Gold & Silver, Inc.’s share price rose 50.55% during the six-month period on the back of stronger silver prices as the company’s major expansion of its silver mine in Morocco drew closer to mid-year completion. Aya Gold & Silver represented 12.53% of the Fund’s portfolio as of May 31, 2024.
Agnico Eagle Mines Ltd. | Agnico Eagle Mines Ltd.’s share price rose 27.02% over the report period. The strongest performance of the major gold producers. The company’s strong operating results and lower perceived geopolitical risk helped lead to the outperformance of its peers. Agnico Eagle Mines represented 7.71% of the Fund’s portfolio as of May 31, 2024.
Jaguar Mining, Inc. | Jaguar Mining, Inc. announced a high-grade discovery at its Pilar mine that helped lift the company’s share price from deep value levels. Jaguar’s share price rose 41.83% over the report period. Further, the first of the company’s growth projects is scheduled to come on stream in the second half of 2024. Jaguar Mining represented 5.60 % of the Fund’s portfolio as of May 31, 2024.
Alamos Gold, Inc.  | Alamos Gold, Inc. has proven to be the top intermediate gold producer with a focus on growing its multi-mine portfolio in Canada. Over the report period, Alamos’ share price rose 12.83% as it announced the synergistic acquisition of Argonaut Gold Mine’s Magino gold mine located adjacent to Alamos' Island gold mine. Alamos Gold represented 8.72% of the Fund’s portfolio as of May 31, 2024.
TOP PERFORMANCE DETRACTORS
SSR Mining, Inc. | SSR Mining, Inc. suffered a major heap leach pad failure at its Copler mine in Turkey. The SSR Mining share price collapsed 54% on the news. At the time of the share price decline, the Fund's shareholding represented 2.77% of the Fund. The Fund exited its SSR Mining position entirely during the period to hold zero shares as of May 31, 2024
B2Gold Corp. | B2Gold Corp.’s share price suffered a 17.16% decline over the report period as Mali political uncertainty combined with capital cost escalation at its Goose Lake mine under construction weighed on investor sentiment. B2Gold represented 1.47% of the Fund as of May 31, 2024.
Endeavour Mining PLC | Endeavour Mining PLC’s share price declined 7.04% over the reporting period. The company’s CEO was dismissed at a time when investors grew cautious over West African gold producers in general. Endeavour Mining represented 4.47% of the Fund as of May 31, 2024.
Barrick Gold Corp.  | Barrick Gold Corp.’s share price underperformed the gold price in the six months ending May 31, 2024 declining 2.84%. Static to declining production in the short-term weighed on the share price along with the company’s higher risk geopolitical risk profile. The Fund held a 5.92% position in Barrick Gold as a percentage of the portfolio as of May 31, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	10 Years
OCM Gold Fund (Investor Class/OCMGX)	14.50%	15.05%	14.51%	6.54%
OCM Gold Fund (Investor Class/OCMGX)—excluding sales load	19.88%	20.48%	15.58%	7.03%
S&P 500 Index	16.35%	28.19%	15.80%	12.69%
Philadelphia Gold & Silver Index	22.79%	24.48%	18.22%	7.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 57,500,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 236,897
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57.5M
Total number of portfolio holdings	39
Total advisory fee paid	$236,897
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Aya Gold & Silver, Inc.	12.6%
Alamos Gold, Inc.	8.7%
Agnico Eagle Mines Ltd.	7.7%
Wheaton Precious Metals Corp.	7.6%
Barrick Gold Corp.	6.0%
Wesdome Gold Mines Ltd.	5.9%
Jaguar Mining, Inc.	5.5%
Newmont Corp.	4.7%
Endeavour Mining PLC	4.5%
AngloGold Ashanti Ltd. ADR	4.2%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aya Gold & Silver, Inc.	12.6%
Alamos Gold, Inc.	8.7%
Agnico Eagle Mines Ltd.	7.7%
Wheaton Precious Metals Corp.	7.6%
Barrick Gold Corp.	6.0%
Wesdome Gold Mines Ltd.	5.9%
Jaguar Mining, Inc.	5.5%
Newmont Corp.	4.7%
Endeavour Mining PLC	4.5%
AngloGold Ashanti Ltd. ADR	4.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000101831 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Atlas Class
Trading Symbol	OCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Atlas Class/OCMAX)	$109	1.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the six-month fiscal period ending May 31, 2024, the OCM Gold Fund’s Atlas Class gained 20.21%, compared to a 22.79% increase in the Philadelphia Gold and Silver Index (“XAU”) and a 16.35% gain for the S&P 500 Index. The price of gold bullion closed the six-month fiscal period at $2,345.80 based on the London PM Fix up 13.48% for the six-month fiscal period ending May 31, 2024. The OCM Gold Fund’s investment strategy is to invest across all market capitalization sectors of the gold and silver mining industry, including major, intermediate, and junior producers along with exploration and development companies. This strategy has led to the Fund’s outperformance of the XAU over longer periods but fell slightly short over the six-month fiscal period ending May 31, 2024.
TOP PERFORMANCE CONTRIBUTORS
Aya Gold & Silver, Inc. | Aya Gold & Silver, Inc.’s share price rose 50.55% during the six-month period on the back of stronger silver prices as the company’s major expansion of its silver mine in Morocco drew closer to mid-year completion. Aya Gold & Silver represented 12.53% of the Fund’s portfolio as of May 31, 2024.
Agnico Eagle Mines Ltd. | Agnico Eagle Mines Ltd.’s share price rose 27.02% over the report period. The strongest performance of the major gold producers. The company’s strong operating results and lower perceived geopolitical risk helped lead to the outperformance of its peers. Agnico Eagle Mines represented 7.71% of the Fund’s portfolio as of May 31, 2024.
Jaguar Mining, Inc. | Jaguar Mining, Inc. announced a high-grade discovery at its Pilar mine that helped lift the company’s share price from deep value levels. Jaguar’s share price rose 41.83% over the report period. Further, the first of the company’s growth projects is scheduled to come on stream in the second half of 2024. Jaguar Mining represented 5.60 % of the Fund’s portfolio as of May 31, 2024.
Alamos Gold, Inc.  | Alamos Gold, Inc. has proven to be the top intermediate gold producer with a focus on growing its multi-mine portfolio in Canada. Over the report period, Alamos’ share price rose 12.83% as it announced the synergistic acquisition of Argonaut Gold Mine’s Magino gold mine located adjacent to Alamos’ Island gold mine. Alamos Gold represented 8.72% of the Fund’s portfolio as of May 31, 2024.
TOP PERFORMANCE DETRACTORS
SSR Mining, Inc. | SSR Mining, Inc. suffered a major heap leach pad failure at its Copler mine in Turkey. The SSR Mining share price collapsed 54% on the news. At the time of the share price decline, the Fund's shareholding represented 2.77% of the Fund. The Fund exited its SSR Mining position entirely during the period to hold zero shares as of May 31, 2024.
B2Gold Corp. | B2Gold Corp.’s share price suffered a 17.16% decline over the report period as Mali political uncertainty combined with capital cost escalation at its Goose Lake mine under construction weighed on investor sentiment. B2Gold represented 1.47% of the Fund as of May 31, 2024.
Endeavour Mining PLC | Endeavour Mining PLC’s share price declined 7.04% over the reporting period. The company’s CEO was dismissed at a time when investors grew cautious over West African gold producers in general. Endeavour Mining represented 4.47% of the Fund as of May 31, 2024.
Barrick Gold Corp.  | Barrick Gold Corp.’s share price underperformed the gold price in the six months ending May 31, 2024 declining 2.84%. Static to declining production in the short-term weighed on the share price along with the company’s higher risk geopolitical risk profile. The Fund held a 5.92% position in Barrick Gold as a percentage of the portfolio as of May 31, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	10 Years
OCM Gold Fund (Atlas Class/OCMAX)—excluding sales load	20.21%	21.16%	16.34%	7.79%
S&P 500 Index	16.35%	28.19%	15.80%	12.69%
Philadelphia Gold & Silver Index	22.79%	24.48%	18.22%	7.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 57,500,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 236,897
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57.5M
Total number of portfolio holdings	39
Total advisory fee paid	$236,897
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Aya Gold & Silver, Inc.	12.6%
Alamos Gold, Inc.	8.7%
Agnico Eagle Mines Ltd.	7.7%
Wheaton Precious Metals Corp.	7.6%
Barrick Gold Corp.	6.0%
Wesdome Gold Mines Ltd.	5.9%
Jaguar Mining, Inc.	5.5%
Newmont Corp.	4.7%
Endeavour Mining PLC	4.5%
AngloGold Ashanti Ltd. ADR	4.2%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aya Gold & Silver, Inc.	12.6%
Alamos Gold, Inc.	8.7%
Agnico Eagle Mines Ltd.	7.7%
Wheaton Precious Metals Corp.	7.6%
Barrick Gold Corp.	6.0%
Wesdome Gold Mines Ltd.	5.9%
Jaguar Mining, Inc.	5.5%
Newmont Corp.	4.7%
Endeavour Mining PLC	4.5%
AngloGold Ashanti Ltd. ADR	4.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.